[Letterhead of First Solar, Inc.]
October 10, 2006
BY EDGAR AND BY HAND
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: Russell Mancuso

Re:	First Solar, Inc.
Form S-1, Amendment No. 2
File No. 333-135574
Filed September 18, 2006
Dear Mr. Mancuso:
     Set forth below are the responses of First Solar, Inc. (the “Company”) to the comment letter of the staff (the “Staff”) with respect to the above-referenced registration statement on Form S-1 (the “Registration Statement”). Enclosed herewith is a copy of Amendment No. 3 to the Registration Statement (the “Amendment”), which has been marked to indicate the changes made to the Registration Statement filed with the Securities and Exchange Commission (the “Commission”) on September 18, 2006 (“Amendment No. 2”). We are also furnishing supplementally certain information.
     For your convenience, we have set forth below the Staff’s comments in bold typeface followed by the Company’s response thereto. The page numbers in the bold headings refer to pages in Amendment No. 2 filed on September 18, 2006. The page numbers in the responses of the Company refer to pages in the Amendment. Capitalized terms used but not otherwise defined herein have the meanings ascribed to such terms in the Amendment.
     We are sending you by messenger hard copies of the Amendment (clean and marked) and the supplemental information described in this Response Letter.
Summary, page 1
1.	We note your response to prior comment 1. However, as revised, your document uses apparently defined terms — as evidenced by capitalized common nouns — without explaining their meaning. Therefore, investors are left to wonder what you mean by the defined terms. Please revise the forepart of your document to avoid use of defined terms and provide your disclosure using concrete, everyday words.

We respectfully acknowledge the Staff’s comment and, based on the Staff’s guidance, have made revisions to page 1 of the Amendment to explain the components of our two existing and one future named manufacturing facilities. The names “Base Plant”, “Ohio Expansion” and “German Plant” are the proper nouns representing the names we have given to these manufacturing facilities.

2.	We note your response to prior comment 2. However, lengthy disclosure of strengths and strategies that repeats disclosure subsequently in the document simply with elimination of selected sentences is inconsistent with the concept of a prospectus summary as required by plain English rules. Therefore, we reissue comment 7 from our July 27, 2006 letter. Please also see Updated Staff Legal Bulletin No. 7 (June 7, 1999) samples comments 11, 28 and 29.

We respectfully acknowledge the Staff’s comment and, based on the Staff’s guidance, have made revisions to pages 1-3 of the Amendment and shortened the strengths and strategies section of the prospectus summary to avoid merely repeating subsequent disclosure. For your convenience, we have furnished supplementally a blackline showing all changes made in response to the Staff’s comment from the initial filing of the Registration Statement on June 30, 2006 to the Amendment. We have also furnished supplementally a second blackline showing the differences between the prospectus summary and the business section.

3.	Please provide the disclosure requested in prior comment 3 about the composition of your sales where you elect to highlight your sales on page 1, rather than at the end of a bullet point about subsidies on page 3.

Revisions have been made to page 1 of the Amendment in response to the Staff’s comment.

4.	We note your response to prior comment 7. However, in response to comment 69 in our July 27, 2006 letter, you stated that your “long-term sales contracts are framework agreements which convert into binding agreements through a four-quarter rolling forecast process.” Because you elect to highlight these contracts in the summary, the summary should make clear that they are framework agreements that are not yet binding.

The Long Term Supply Contracts are “take or pay” agreements and bind our customers to certain business volumes on an annual basis that aggregate to the amount disclosed throughout the prospectus. The agreements are framework agreements to the extent that they do not define specific volumes and power specifications for each individual shipment of product. Those terms are defined in the rolling four quarter forecast process and become binding through purchase orders issued by our customers against the Long Term Supply Contracts. We therefore believe that our disclosure is currently adequate.
Use of Proceeds, page 21
5.	Please identify the related party referred to in the second paragraph.

Revisions have been made to page 21 of the Amendment in response to the Staff’s comment.
Management’s Discussion and Analysis of Financial Condition and Results of Operations, page 27
6.	Refer to prior comment 9 and your response. Although you may also disclose later dated figures, you still must provide the fiscal year-end table of contractual obligations required by Regulation S-K Item 303(a)(5).

Revisions have been made to page 45 of the Amendment in response to the Staff’s comment.
Debt and Credit Sources, page 44
7.	Please tell us which entry in your exhibit index represents the agreement mentioned in the second bullet point of prior comment 14.

We respectfully acknowledge the Staff’s comment and have filed the Investment Bank des Landes Brandenburg incentive approval as Exhibit 10.9.
Executive Compensation, page 70
8.	We will evaluate your response to prior comment 22 when you provide the noted information.

We respectfully acknowledge the Staff’s comment and will provide the information in a subsequent filing.
Fiscal Year-End Option Values, page 71
9.	With a view toward disclosure, please tell how you determined the fair market value of the underling common stock as mentioned in footnote 1.

Revisions have been made to page 71 of the Amendment in response to the Staff’s comment.
Principal and Selling Stockholders, page 74
10.	Please expand your response to prior comment 24 to tell us the percentage ownership of each member of the JWMA partnership currently and the basis

JWMA will use to re-allocate shares among those members upon dissolution. We may have further comments.

We respectfully advise the Staff that while the number of First Solar shares JWMA owns is fixed, the percentage ownership of each member of JWMA will be determined based on a formula that includes, as a variable, the value of First Solar common stock. Because we will not know the value of First Solar common stock until the pricing of this offering, currently we are unable to disclose the exact percentage ownership of each member of the JWMA partnership. At the time we include a price range in the Registration Statement, we will update the Principal and Selling Stockholders section to include an estimate of the percentage ownership of each JWMA member, based on the midpoint of the price range. We will also disclose the percentage ownership of each JMWA member if the offering prices at $1.00 above or below the midpoint. We have furnished to the Staff supplementally an example of how the formula will work, and respectfully advise the Staff that confidential treatment has been requested for the supplemental material.

11.	We reissue prior comment 27. The last row of your beneficial ownership table mentions 9 directors and executive officers; the table on page 68 identifies 8 individuals.

Revisions have been made to page 75 of the Amendment in response to the Staff’s comment. We respectfully advise the Staff that we have deleted Mr. Robert H. Williams from the Principal and Selling Stockholders Table because he is no longer employed by the Company. Please note that Mr. Williams is included in our executive compensation disclosure because he was our Chief Financial Officer as the end of our last completed fiscal year.
Certain Relationships and Related Party Transactions, page 76
12.	Refer to prior comment 30 and your response. Tell us where you have disclosed the transactions described in the first paragraph of Note 9 to financial statements.

Revisions have been made to page 76 of the Amendment in response to the Staff’s comment.
Related Party Debt, page 76
13.	Refer to prior comment 28 and your response. It appears the loan agreement described in the second paragraph has not been filed as an exhibit. Please revise or advise.

Revisions have been made to page 76 of the Amendment in response to the Staff’s comment. We respectfully advise the Staff that we filed the following agreements: the Amended and Restated Promissory Note dated August 7, 2006, between First Solar, Inc. and the Estate of John T. Walton as Exhibit 4.7; the Cognovit Term Note dated May 14, 2003, between First Solar Property, LLC and Kingston Properties, LLC as Exhibit 4.8; and the Demand Note dated July 26, 2005 as Exhibit 4.13.

14.	The “Demand Note” dated July 26, 2005 with Walton Enterprises II, LP filed as Exhibit 4.13 is not described in this section. Please advise or revise.

Revisions have been made to page 76 of the Amendment in response to the Staff’s comment.
Related Party Equity Contributions, page 76
15.	Refer to prior comment 25 and your response. Disclose the number of shares issued or attributed to JWMA for each transaction discussed.

Revisions have been made to page 76 of the Amendment in response to the Staff’s comment.
Registration Rights, page 76
16.	State the date of the date of the registration rights agreement with JWMA, and tell us why you have not filed it an exhibit to the registration statement.

We will filed a form of the registration rights agreement with JWMA in a subsequent filing. We plan to enter into the agreement concurrently with this offering. Revisions have been made to pages 76, 80 and 84 of the Amendment in response to the Staff’s comment.

17.	Clarify what will happen to the Estate’s unlimited registration events when the Estate is terminated, as referred to at page 75.

Revisions have been made to page 76, 80 and 84 of the Amendment in response to the Staff’s comment.
Options with Repurchase Rights, page 80
18.	Tell us why you did not file the “change of control agreement” mentioned in Section 14 (a)(i) of Exhibit 4.15.

We respectfully acknowledge the Staff’s comment and will file all change of control agreements in a subsequent filing.

Note 2. Summary of Significant Accounting Policies, page F-7
Revenue recognition, page F-9
19.	We note on page 35, that you changed your shipping terms from delivered duty paid to carriage and insurance paid, which added $5.4 million to your net sales during the first half of 2006. Please confirm that the shipping terms “carriage and insurance paid” transfers the risk and reward of ownership to the customer. Explain how the revenue recognition criteria in SAB 104 have been met. Also, revise your revenue policy to clarify the delivery terms.

According to Incoterms 2000, under the terms of trade “carriage and insurance paid to” (CIP), we, as the seller, must arrange the contract of carriage and cargo insurance. All title and risks of loss of or damage to the goods transfer to the buyer when we deliver the goods to the carrier that we have contracted with. Furthermore, the insurance we provide specifies that the buyer has the insurable interest in the goods, and the buyer must make any claim directly with the insurer.

Our sales under the CIP terms of trade meet the revenue recognition criteria of SAB 104 as follows:
1. Persuasive evidence of an arrangement must exist — Our acknowledgement of customer purchase orders, which are issued under the general terms specified in our Long Term Supply Contracts and rolling delivery forecasts, provide persuasive evidence that an arrangement exists.
2. Delivery must have occurred or services must have been rendered — Delivery occurs when we deliver our product to the carrier.
3. The seller’s price to the buyer must be fixed or determinable — Our price to the buyer is specified in our acknowledgements of customer purchase orders, which are issued under the general terms specified in our Long Term Supply Contracts and rolling delivery forecasts.
4. Collection of the sales price must be reasonably assured — We assess the capabilities of our customers to pay for our products in a manner and frequency that we consider prudent; we have considered collection of the sales price to be reasonably assured for all of our historical sales and have had no significant incidence of default by our customers.

We have revised our revenue policy disclosure on page F-9 of the Amendment to clarify our delivery terms.
Note 9. Equity Transactions and Settlement, page F-17
20.	Please refer to prior comment 37. Please revise to clarify that the senior subordinated notes were converted under terms identical to the original agreement, but at an earlier date, as discussed in your response.

Revisions have been made to page F-18 of the Amendment in response to the Staff’s comment.

Note 10. Stock Option, page F-18
21.	Please refer to prior comment 38. We note that you have not disclosed an estimated offering price. Be advised that we are deferring final evaluation until the estimated offering price is specified.

We respectfully acknowledge that the Staff is deferring final evaluation until we provide an estimated offering price.
Recent Sales of Unregistered Securities, page II-2
22.	We reissue prior comment 40. In the fifth and sixth paragraphs provide the information required by Regulation S-K Item 701(d) by briefly stating the facts relied upon. Further, in the sixth paragraph, please substantiate your claim for application of Rule 701 to a corporate reorganization transaction.

Revisions have been made to page II-2 of the Amendment in response to the Staff’s comment.
Item 17 Undertakings, page II-4
23.	We note your revisions in response to prior comment 42. However, your document omits the undertakings required by Regulation S-K Item 512(a)(5)(ii) and 512(a)(6). Please see comment 74 in our July 27, 2006 letter to you.

Revisions have been made to page II-4 of the Amendment in response to the Staff’s comment.
Exhibits
24.	Refer to your response to prior comment 41 and comment 73 of our July 27, 2006 letter. Tell us where you responded to our request to file the deposit agreement and the waiver agreement we cited.

We respectfully acknowledge the Staff’s comment. We will file the Amended and Restated Certificate of Incorporation and the Bylaws of First Solar, Inc. as exhibits in a subsequent filing. We have filed the Waiver Letter dated June 5, 2006 as Exhibit 4.16.

In addition, we have filed the framework agreements as Exhibits 10.1, 10.2, 10.3, 10.4, 10.5 and 10.6. Please note that Appendix E (Module Reclamation and Recycling Agreement) of each framework agreement includes the form of deposit agreement described on page F-14.

With respect to the framework agreements, we respectfully advise the Staff that confidential treatment has been requested for certain portions that are omitted in the copy of the exhibit electronically filed with the

SEC.	The omitted information has been filed separately with the SEC pursuant to our application for confidential treatment.
* * * * * * * * *
     Please do not hesitate to contact our attorneys at Cravath, Swaine & Moore LLP, specifically John T. Gaffney (212) 474-1122 or Richard T. Hossfeld (212) 474-1208, if you have any questions regarding this submission.

Sincerely,

/S/ JENS MEYERHOFF
Jens Meyerhoff
Chief Financial Officer

CC:	Alan Morris
Kevin Kuhar
Angela Crane